UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Equity:Other - 44.1%
Diversified/Specialty - 39.3%
Alexandria Real Estate Equities, Inc.	9,700	$597,714
BioMed Realty Trust, Inc.	75,850	1,171,882
British Land Co. PLC	198,227	1,330,394
Canadian Real Estate Investment Trust	33,772	903,518
CB Richard Ellis Group, Inc. - Class A (a)	41,200	543,840
Crown Castle International Corp. (a)	16,600	627,480
Dexus Property Group	801,000	590,618
Digital Realty Trust, Inc.	31,300	1,614,454
DuPont Fabros Technology, Inc.	32,100	629,160
Entertainment Properties Trust	31,100	1,188,642
Fonciere Des Regions	8,400	837,599
General Property Group	2,210,000	1,134,893
H&R Real Estate Investment Trust	40,700	634,366
Henderson Land Development Co., Ltd.	230,000	1,553,640
Jones Lang LaSalle, Inc.	9,200	585,948
Kerry Properties Ltd.	293,480	1,390,472
Land Securities Group PLC	83,866	809,194
Lend Lease Group	233,756	2,025,789
Mitchells & Butlers PLC (a)	226,100	978,442
Mitsubishi Estate Co., Ltd.	58,000	909,390
Mitsui Fudosan Co., Ltd.	288,000	4,866,286
Morguard Real Estate Investment Trust	60,100	738,541
New World Development Ltd.	1,171,053	2,138,833
Savills PLC	155,500	738,620
Shimao Property Holdings Ltd.	146,000	243,032
Stockland	527,360	1,911,740
Sumitomo Realty & Development Co., Ltd.	82,000	1,453,755
Sun Hung Kai Properties Ltd.	379,000	5,258,836
Swire Pacific Ltd.	53,500	598,060
Telecity Group PLC (a)	128,400	730,623
Unibail-Rodamco	28,371	5,597,775
UOL Group Ltd.	103,000	291,222
Vornado Realty Trust	17,636	1,159,038
Wereldhave NV	9,900	890,642

		46,674,438

Health Care - 4.3%
Chartwell Seniors Housing Real Estate Investment Trust	108,800	788,960
HCP, Inc.	29,407	846,334
Health Care REIT, Inc.	22,100	936,156
Omega Healthcare Investors, Inc.	46,900	889,693
Ventas, Inc.	37,786	1,669,763

		5,130,906

Triple Net - 0.5%
National Retail Properties, Inc.	29,800	632,356

		52,437,700

Retail - 18.8%
Regional Mall - 12.2%
BR Malls Participacoes SA (a)	52,539	683,212
CapitaMall Trust	528,000	663,816
CBL & Associates Properties, Inc.	78,200	929,798
Macerich Co. (The)	10,300	367,092
Multiplan Empreendimentos Imobiliarios SA	132,819	2,296,027
Simon Property Group, Inc.	68,916	5,395,434

Company	Shares	U.S. $ Value
Westfield Group	391,211	$4,205,988

		14,541,367

Shopping Center/Other Retail - 6.6%
Corio NV	13,900	859,691
Kimco Realty Corp.	59,831	831,052
Klepierre	78,964	2,938,999
Macquarie CountryWide Trust	708,787	361,487
Primaris Retail Real Estate Investment Trust	48,140	783,728
RioCan Real Estate Investment Trust (Toronto)	32,049	580,245
Tanger Factory Outlet Centers	15,302	637,634
Weingarten Realty Investors	39,450	812,275

		7,805,111

		22,346,478

Residential - 13.0%
Diversified/Specialty - 1.3%
KWG Property Holding Ltd.	473,000	313,888
Wing Tai Holdings Ltd.	1,041,000	1,243,911

		1,557,799

Multi-Family - 8.7%
Agile Property Holdings Ltd.	588,000	749,456
Equity Residential	36,900	1,331,352
Essex Property Trust, Inc.	10,800	927,720
Home Properties, Inc.	13,735	629,063
Mid-America Apartment Communities, Inc.	23,500	1,220,590
MRV Engenharia e Participacoes SA	152,100	1,102,570
NVR, Inc. (a)	1,250	885,375
Sino-Ocean Land Holdings Ltd.	907,000	800,291
UDR, Inc.	74,100	1,244,880
Yanlord Land Group Ltd.	1,133,000	1,441,391

		10,332,688

Self Storage - 2.7%
Extra Space Storage, Inc.	78,800	888,864
Public Storage	27,600	2,268,444

		3,157,308

Student Housing - 0.3%
Education Realty Trust, Inc.	62,100	338,445

		15,386,240

Office - 12.1%
Office - 12.1%
Allied Properties Real Estate Investment Trust	40,400	733,359
Brandywine Realty Trust	102,808	1,152,478
Brookfield Properties Corp.	48,699	675,455
Cominar Real Estate Investment Trust	45,568	825,871
Corporate Office Properties Trust	32,700	1,204,341
Duke Realty Corp.	94,950	1,053,945
Government Properties Income Trust	38,150	898,432
Great Portland Estates PLC	131,500	563,736
Hongkong Land Holdings Ltd.	460,000	2,114,443
ING Office Fund	1,292,780	697,151
Japan Real Estate Investment Corp.	7	60,493
Kilroy Realty Corp.	20,200	572,266
Mack-Cali Realty Corp.	26,900	902,226
Nippon Building Fund, Inc.	69	610,988
Nomura Real Estate Office Fund, Inc.	172	1,009,364
NTT Urban Development Corp.	811	645,401
Orix JREIT, Inc.	134	643,522

		14,363,471

Company	Shares	U.S. $ Value
Lodging - 5.3%
Lodging - 5.3%
DiamondRock Hospitality Co. (a)	77,231	$690,445
Great Eagle Holdings Ltd.	47,000	132,584
Host Hotels & Resorts, Inc. (a)	57,623	674,766
Hyatt Hotels Corp. (a)	5,900	197,237
InnVest Real Estate Investment Trust	137,200	735,419
LaSalle Hotel Properties	28,961	562,133
Sunstone Hotel Investors, Inc. (a)	139,335	1,245,655
Whitbread PLC	46,500	1,007,108
Wyndham Worldwide Corp.	46,300	1,064,437

		6,309,784

Industrials - 2.7%
Industrial Warehouse Distribution - 2.7%
Ascendas Real Estate Investment Trust	1,069,000	1,468,667
ProLogis	137,686	1,774,773

		3,243,440

Total Common Stocks (cost $107,824,969)		114,087,113

WARRANTS - 0.7%
Equity:Other - 0.7%
Diversified/Specialty - 0.7%
Aldar Properties, Merrill Lynch Capital Markets, expiring 10/22/12 (a)	205,000	198,235
Aldar Properties, Merrill Lynch Intl. & Co., expiring 5/15/10 (a)	564,600	545,968
Fonciere Des Regions, expiring 12/31/10 (a)	8,400	5,616

Total Warrants (cost $1,266,420)		749,819

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11% (b) (cost $1,917,843)	1,917,843	1,917,843

Total Investments - 98.3% (cost $111,009,232) (c)		116,754,775
Other assets less liabilities - 1.7%		2,051,843

Net Assets - 100.0%		$118,806,618

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/15/10	3,699	$3,326,696	$3,310,153	$(16,543)
Australian Dollar settling 3/15/10	1,509	1,383,481	1,350,370	(33,111)
Australian Dollar settling 6/17/10	842	726,721	745,785	19,064
British Pound settling 3/15/10	1,918	3,124,441	2,924,262	(200,179)
British Pound settling 6/17/10	452	713,409	688,709	(24,700)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Japanese Yen settling 6/17/10	89,489	$989,146	$1,007,853	$18,707
New Zealand Dollar settling 3/15/10	5,320	3,753,260	3,711,126	(42,134)
Norwegian Krone settling 3/15/10	21,979	3,796,191	3,717,019	(79,172)
Swedish Krona settling 3/15/10	18,021	2,535,473	2,527,620	(7,853)
Sale Contracts:
Canadian Dollar settling 3/15/10	1,915	1,843,065	1,819,956	23,109
Canadian Dollar settling 6/17/10	1,375	1,286,104	1,306,554	(20,450)
Euro settling 3/15/10	3,164	4,662,091	4,308,185	353,906
Euro settling 3/15/10	2,688	3,894,105	3,660,051	234,054

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,099,714 and gross unrealized depreciation of investments was $(12,354,171), resulting in net unrealized appreciation of $5,745,543.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown *

February 28, 2010 (unaudited)

Summary

37.5%	United States
9.5%	Hong Kong
9.4%	Australia
8.7%	Japan
8.0%	France
6.3%	Canada
5.3%	United Kingdom
3.5%	Brazil
3.2%	Singapore
3.0%	China
1.8%	Bermuda
1.5%	Netherlands
0.6%	United Arab Emirates
1.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Global Real Estate Investment Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Equity: Other	$16,157,845	$36,279,855		$-0-	$52,437,700
Retail	13,316,497	9,029,981		-0-	22,346,478
Residential	10,837,303	4,548,937		-0-	15,386,240
Office	8,018,373	6,345,098		-0-	14,363,471
Lodging	5,170,092	1,139,692		-0-	6,309,784
Industrials	1,774,773	1,468,667		-0-	3,243,440
Warrants	5,616	-0-		744,203	749,819
Short Term-Investments	1,917,843	-0-		-0-	1,917,843

Total Investments in Securities	57,198,342	58,812,230	†	744,203	116,754,775
Other Financial Instruments*	-0-	-0-		-0-	-0-
Assets	-0-	648,840		-0-	648,840
Liabilities	-0-	(424,142)		-0-	(424,142)

Total	$57,198,342	$59,036,928		$744,203	$116,979,473

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of 11/30/09	$1,033,958
Accrued discounts /premiums	-0-
Realized gain (loss)	-0-
Change in unrealized appreciation/ depreciation	(289,755)
Net purchases (sales)	-0-
Net transfers in and/or out of Level 3	-0-

Balance as of 2/28/10	$744,203

Net change in unrealized appreciation/ depreciation from Investments held as of 2/28/10	$(289,755)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 22, 2010